N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SBL VARIABLE ANNUITY ACCOUNT XI
Entity Central Index Key	0001091459
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Scarborough Advantage Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples
Transaction Charges	There are no charges for other transactions.	Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration and
Distribution Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.04%	1.04%
	Investment options[2] (Underlying Fund fees and expenses)	0.91%	2.12%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,735.45	Highest Annual Cost: $2,657.22
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
•No additional Purchase Payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples

Transaction Charges [Text Block]
Transaction Charges	There are no charges for other transactions.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration and
Distribution Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.04%	1.04%
	Investment options[2] (Underlying Fund fees and expenses)	0.91%	2.12%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,735.45	Highest Annual Cost: $2,657.22
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
•No additional Purchase Payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.04%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.04%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.91%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.12%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Lowest Annual Cost [Dollars]	$ 1,735.45
Highest Annual Cost [Dollars]	$ 2,657.22
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals will reduce the value of your Contract.
•Tax deferral is more beneficial to investors with a long time horizon.
The Contract – General
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option, including the Fixed Account (if available), has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	•Certain investment options may not be available under your Contract.•Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.•We reserve the right to add, remove or substitute the Underlying Fundsavailable as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•There are no optional benefits available under this Contract.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contractwith your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.39%[1]
1  This charge is comprised of both an annual mortality and expense risk charge and an annual administration and distribution charge. The mortality and expense risk charge is 0.45% and is deducted daily. The maximum administration and distribution charge ranges from 0.59% to
0.94% and is deducted daily. The Company currently charges an administration and distribution charge of 0.91% for all Subaccounts except the
Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap
Value Subaccounts, for which the Company charges an annual rate of 0.56%.The Base Contract Expenses do not reflect any applicable
Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.91%	2.12%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.78%	2.12%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2024.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.39%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration and distribution charge. The mortality and expense risk charge is 0.45% and is deducted daily. The maximum administration and distribution charge ranges from 0.59% to 0.94% and is deducted daily. The Company currently charges an administration and distribution charge of 0.91% for all Subaccounts except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts, for which the Company charges an annual rate of 0.56%.The Base Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
Annual Portfolio Company Expenses [Table Text Block]	The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.91%	2.12%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.78%	2.12%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2024.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.91%
Portfolio Company Expenses Maximum [Percent]	2.12%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,189.07
Surrender Expense, 1 Year, Minimum [Dollars]	1,979.74
Surrender Expense, 3 Years, Maximum [Dollars]	9,744.33
Surrender Expense, 3 Years, Minimum [Dollars]	6,122.20
Surrender Expense, 5 Years, Maximum [Dollars]	16,543.05
Surrender Expense, 5 Years, Minimum [Dollars]	10,521.21
Surrender Expense, 10 Years, Maximum [Dollars]	34,665.10
Surrender Expense, 10 Years, Minimum [Dollars]	22,747.80
No Surrender Expense, 1 Year, Maximum [Dollars]	3,189.07
No Surrender Expense, 1 Year, Minimum [Dollars]	1,979.74
No Surrender Expense, 3 Years, Maximum [Dollars]	9,744.33
No Surrender Expense, 3 Years, Minimum [Dollars]	6,122.20
No Surrender Expense, 5 Years, Maximum [Dollars]	16,543.05
No Surrender Expense, 5 Years, Minimum [Dollars]	10,521.21
No Surrender Expense, 10 Years, Maximum [Dollars]	34,665.10
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,747.80
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Disruption Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Standard Death Benefit – Contract Issue Age 75 or Younger	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•The stepped-up death benefit is stepped up on Contract
anniversaries that are multiples of five until the Participant reaches age 76.

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Standard Death Benefit – Contract Issue Age 75 or Younger	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•The stepped-up death benefit is stepped up on Contract
anniversaries that are multiples of five until the Participant reaches age 76.

Name of Benefit [Text Block]	Name ofBenefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefit
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX AUnderlying Funds Available Under the Contract
The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/default.aspx#53&RID=65&prodID=118&prodCat=VA.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.95%	0.35%	-19.38%	4.33%	9.20%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.82%	0.35%	-32.52%	9.16%	12.38%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.11%	N/A	-1.17%	7.17%	10.52%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.02%	N/A	-1.32%	7.14%	10.53%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.13%	N/A	-1.86%	6.91%	9.70%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.10%	N/A	-9.12%	5.64%	7.59%
International Equity	Invesco V.I. EQV International Equity – Series I Adviser: Invesco Advisers, Inc.	0.91%	0.35%	-18.31%	1.51%	4.41%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	0.35%	-24.94%	-0.91%	2.48%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.81%	0.35%	-30.06%	7.90%	11.16%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	0.35%	-18.65%	7.14%	10.64%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.77%	0.35%	-11.90%	1.96%	0.90%
Intermediate Term Bond	PIMCO VIT Total Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	0.35%	-14.30%	-0.18%	0.92%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.77%	0.35%	42.56%	-10.63%	-10.18%
Mid Cap Growth	T. Rowe Price Mid Cap Growth Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.85%	0.35%	-22.58%	7.20%	11.95%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/default.aspx#53&RID=65&prodID=118&prodCat=VA.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.95%	0.35%	-19.38%	4.33%	9.20%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.82%	0.35%	-32.52%	9.16%	12.38%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.11%	N/A	-1.17%	7.17%	10.52%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.02%	N/A	-1.32%	7.14%	10.53%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.13%	N/A	-1.86%	6.91%	9.70%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.10%	N/A	-9.12%	5.64%	7.59%
International Equity	Invesco V.I. EQV International Equity – Series I Adviser: Invesco Advisers, Inc.	0.91%	0.35%	-18.31%	1.51%	4.41%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	0.35%	-24.94%	-0.91%	2.48%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.81%	0.35%	-30.06%	7.90%	11.16%
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	0.35%	-18.65%	7.14%	10.64%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.77%	0.35%	-11.90%	1.96%	0.90%
Intermediate Term Bond	PIMCO VIT Total Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	0.35%	-14.30%	-0.18%	0.92%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.77%	0.35%	42.56%	-10.63%	-10.18%
Mid Cap Growth	T. Rowe Price Mid Cap Growth Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.85%	0.35%	-22.58%	7.20%	11.95%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Portfolio Company Objective [Text Block]	InvestmentType
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
Scarborough Advantage Variable Annuity | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.•Each investment option, including the Fixed Account (if available), has its own unique risks.•You should review the investment options before making an investment decision.
Scarborough Advantage Variable Annuity | RiskofInvestmentLossMember
Prospectus:
Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Scarborough Advantage Variable Annuity | ShortTermInvestmentRiskWithdrawalRiskMember
Prospectus:
Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Scarborough Advantage Variable Annuity | SubaccountRiskMember
Prospectus:
Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Scarborough Advantage Variable Annuity | PurchasePaymentRiskMember
Prospectus:
Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Scarborough Advantage Variable Annuity | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Scarborough Advantage Variable Annuity | CybersecurityandBusinessDisruptionRiskMember
Prospectus:
Risk [Text Block]	Cybersecurity and Business Disruption Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
Scarborough Advantage Variable Annuity | TaxConsequencesRiskMember
Prospectus:
Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Scarborough Advantage Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Scarborough Advantage Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Withdrawals will reduce the value of your Contract.•Tax deferral is more beneficial to investors with a long time horizon.
Scarborough Advantage Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Scarborough Advantage Variable Annuity | GoldmanSachsVITSmallCapEquityInsightsInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Scarborough Advantage Variable Annuity | GoldmanSachsVITStrategicGrowthInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth – Institutional Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(32.52%)
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	12.38%
Scarborough Advantage Variable Annuity | GuggenheimVIFAllCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF All Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(1.17%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Scarborough Advantage Variable Annuity | GuggenheimVIFLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF Large Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.32%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Scarborough Advantage Variable Annuity | GuggenheimVIFSMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF SMid Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(1.86%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Scarborough Advantage Variable Annuity | GuggenheimVIFWorldEquityIncomeMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Guggenheim VIF World Equity Income
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Scarborough Advantage Variable Annuity | InvescoVIEQVInternationalEquitySeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Scarborough Advantage Variable Annuity | InvescoVIGlobalRealEstateSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(24.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Scarborough Advantage Variable Annuity | JanusHendersonVITResearchServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(30.06%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.16%
Scarborough Advantage Variable Annuity | NeubergerBermanAMTSustainableEquityClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity – Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Scarborough Advantage Variable Annuity | PIMCOVITRealReturnAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Scarborough Advantage Variable Annuity | PIMCOVITTotalReturnAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Scarborough Advantage Variable Annuity | RydexVIFEnergyServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	(10.63%)
Average Annual Total Returns, 10 Years [Percent]	(10.18%)
Scarborough Advantage Variable Annuity | TRowePriceMidCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(22.58%)
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Scarborough Advantage Variable Annuity | DollarCostAveragingOptionMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Valueamong Subaccounts and the Fixed Account, if available.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The minimum amount that may be transferred to any one Subaccount is $25.00.•The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Scarborough Advantage Variable Annuity | AssetReallocationOptionMember
Prospectus:
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
Scarborough Advantage Variable Annuity | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up automatic periodic payments from your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise).•Withdrawals may be subject to income tax and penalties.Standard BenefitsName of BenefitPurposeMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Systematic Withdrawals
Scarborough Advantage Variable Annuity | AutomaticInvestmentProgramMember
Prospectus:
Name of Benefit [Text Block]	Automatic Investment Program
Purpose of Benefit [Text Block]	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Name of Benefit [Text Block]	Automatic Investment Program
Scarborough Advantage Variable Annuity | StandardDeathBenefitContractissueAge76andOlderMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 76 and Older
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 76 and Older
Scarborough Advantage Variable Annuity | StandardDeathBenefitContractIssueAge75orYoungerMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 75 or Younger
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.•The stepped-up death benefit is stepped up on Contractanniversaries that are multiples of five until the Participant reaches age 76.
Name of Benefit [Text Block]	Standard Death Benefit – ContractIssue Age 75 or Younger